EMPLOYEE BENEFITS AND PAYROLL ACCRUALS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Employee-related Liabilities [Abstract]
Benefits for vacation and recreation pay	$ 441	$ 193
Liability for payroll, bonuses and wages	1,069	908
Employee benefits and payroll accruals	$ 1,510	$ 1,101